AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2004

                                                               File No. 33-70958
                                                               File No. 811-8104
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                         POST-EFFECTIVE AMENDMENT NO. 24

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940 /X/
                                AMENDMENT NO. 25

                               CONSTELLATION FUNDS

               (Exact Name of Registrant as Specified in Charter)

                         1205 Westlakes Drive, Suite 280
                         Berwyn, Pennsylvania 19312-2414

               (Address of Principal Executive Offices, Zip Code)

                           JOHN H. GRADY, JR., ESQUIRE
                 CONSTELLATION INVESTMENT MANAGEMENT COMPANY LP
                         1205 WESTLAKES DRIVE, SUITE 280
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

                            MONICA L. PARRY, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20004

       Title of Securities Being Registered...Units of Beneficial Interest
--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
|_|  immediately upon filing pursuant to paragraph (b)
|_|  on January 31, 2004, pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)
     on [date], pursuant to paragraph (a) of Rule 485
|X|  75 days after filing pursuant to paragraph (a)(2)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]






                                                                      PROSPECTUS
                                                                    [DATE], 2005


Constellation TIP Midcap Core Fund


INVESTMENT ADVISER
Constellation Investment Management Company, LP

INVESTMENT SUB-ADVISER
Turner Investment Partners, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

CONSTELLATION FUNDS

Investment Adviser                                                 Distributor
Constellation Investment Management Company, LP                    Constellation Investment Distribution Company Inc.
1205 Westlakes Drive, Suite 280                                    1205 Westlakes Drive, Suite 280
Berwyn, PA 19312                                                   Berwyn, PA 19312

Investment Sub-Adviser                                             Legal Counsel
Turner Investment Partners, Inc.                                   Morgan, Lewis & Bockius LLP
1205 Westlakes Drive
Berwyn, PA 19312

------------------------------------------------------------------------------------------------------------------

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated [DATE], 2005, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports contain the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone               Call 1-866-242-5742

By Mail                    Write to Constellation Funds at:
                           P.O. Box 219520
                           Kansas City, Missouri 64105-9520

By Internet http://www.constellationfundsgroup.com


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Constellation Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Funds' Investment Company Act registration number is 811-8104.

ABOUT THIS PROSPECTUS

Constellation Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment objectives and strategies. This prospectus gives you important information about the Class I and Class II Shares of the Constellation TIP Midcap Core Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to the Fund. For more detailed information about the Fund, please see:

     2 Constellation TIP Midcap Core Fund
     6 Investments and Portfolio Management
    10 Purchasing, Selling and Exchanging Constellation Funds
    19 Dividends, Distributions and Taxes
    21 Financial Highlights

To obtain more information about Constellation Funds, please refer to the back cover of the Prospectus.


The Fund is a mutual fund. Generally, a mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. The Fund has its own investment objective and strategies for reaching that objective. The investment adviser (the "Adviser") and the sub-adviser (the "sub-adviser") invest the Fund's assets in a way that they believe will help the Fund achieve its objective.

CONSTELLATION TIP MIDCAP CORE FUND



TICKER SYMBOL                     [SYMBOL]
CUSIP                             [CUSIP]
FUND NUMBER                       [FUND NUMBER]
INVESTMENT OBJECTIVE              Long-term capital growth

INVESTMENT FOCUS                  Common stocks of U.S. medium capitalization
                                  companies


PRINCIPAL STRATEGY

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. medium capitalization companies that the sub-adviser, Turner Investment Partners, Inc. ("TIP"), believes have the potential for long-term growth and that are attractively priced. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In pursuing its objective, the Fund may invest in securities convertible into mid cap equity securities. For purposes of the Fund, a medium capitalization company is one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell Midcap Index. As of June 30, 2004, the Russell Midcap Index included companies with capitalizations between $1.6 billion and $12.3 billion. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIP looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIP believes can generate and sustain long-term growth. TIP employs a quantitative approach to determine whether a company's share price reflects its perceived value. A security will be sold if TIP believes it has reached its full valuation, the security experiences an unexpected deterioration in fundamentals, to adhere to investment guidelines or risk parameters or if TIP believes another security has a greater risk/reward profile.

PRINCIPAL RISKS

Investing in the Fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock on the company's assets in the event of liquidation.

CONSTELLATION TIP MIDCAP CORE FUND

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies. In addition, companies with market capitalizations that fall at the lower extreme of the Russell Midcap Index's capitalization range generally are not as broadly traded as those of companies with larger capitalizations, and they are often subject to wider and more abrupt fluctuations in market price. Additional reasons for the greater price fluctuations of these securities include the less certain growth prospects of smaller firms and the greater sensitivity of small companies to changing economic conditions.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund from year to year since the Fund's inception.1



2003           40.24%

1 The performance information shown is based on a calendar year. From the Fund's inception on [January 1, 2003] until [DATE], the Fund operated as the Midcap Core Portfolio, a separate series of the Constellation Institutional Portfolios. TIP served as the Midcap Core Portfolio's investment adviser from January 2, 2003 until March 1, 2004, and as the Midcap Core Portfolio's investment sub-adviser with day-to-day portfolio management responsibility from March 1, 2004 until [DATE]. On [DATE], the Midcap Core Portfolio was reorganized with and into the Constellation TIP Midcap Core Fund.

BEST QUARTER               WORST QUARTER

XX.XX%                     XX.XX%

CONSTELLATION TIP MIDCAP CORE FUND


This table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2003, to that of the Russell Midcap Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.


------------------------------------------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                                                    1 YEAR             (01/02/03)
------------------------------------------------------------------------------------------------------------------
Constellation TIP Midcap Core Fund
  Before taxes on distributions                         %                     %
  After taxes on distributions                          %                     %
  After taxes on distributions
   and sale of shares                                   %                     %

Russell Midcap Index(1)                                 %                     %(2)
------------------------------------------------------------------------------------------------------------------

(1) The Russell Midcap Index includes the smallest 800 securities in the Russell
    1000 Index.
(2) The calculation date for the index is_________, 2003.


------------------------------------------------------------------------------------------------------------------
WHAT IS AN INDEX?
------------------------------------------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------
                                                                              CLASS I SHARES       CLASS II SHARES

Redemption Fee (as a percentage of amount redeemed, if applicable)                 None1                None(1)



------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------

                                                                              CLASS I SHARES       CLASS II SHARES

Investment Advisory Fees                                                         [0.80]%(2)           [0.80]%(2)
Distribution (12b-1) Fees                                                         None                 None
Other Expenses                                                                   [0.XX]%              [0.XX]%(3)
                                                                              --------------       ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                             [0.XX]%              [0.XX]%

    Less Fee Waivers and Expense Reimbursements                                  [(0.XX%)](4)         [(0.XX%)](4)
                                                                              --------------       ---------------
NET TOTAL OPERATING EXPENSES                                                     [0.90]%              [1.30]%


(1)  A $10 fee is imposed for wire transfers of redemption proceeds.
(2) From March 1, 2005 until February 28, 2006, the Fund will pay an advisory fee at an annualized rate, based on the average daily net assets of the Fund, of [0.80]%. Beginning March 1, 2006, the Fund's advisory fee will consist of a "base" fee of [0.70]% that will be subject to adjustment, up or down, based on the Fund's performance relative to the Russell Midcap Index. See "Investments and Portfolio Management" for additional information.
(3) A shareholder servicing fee of 0.25% is included as part of the "Other Expenses" of the Class II Shares. See "Distribution of Fund Shares" for additional information.
(4) CIMCO has contractually agreed to [permanently] waive fees and to reimburse expenses in order to keep "Other Expenses" of the Class I Shares from exceeding 0.10%, and has contractually agreed to waive fees and to reimburse expenses in order to keep "Other Expenses" of the Class II Shares from exceeding 0.50% through April 30, 2006. The contractual fee waiver for the Class I Shares may not be modified or eliminated except with the approval of Class I Shareholders of the Fund, and the contractual fee waiver for the Class II Shares may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

CONSTELLATION TIP MIDCAP CORE FUND


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:



                                                            1 YEAR           3 YEARS          5 YEARS         10 YEARS
CONSTELLATION TIP CORE MIDCAP FUND - CLASS I SHARES          $[XX]           $[XXX]           $[XXX]           $[XXX]

CONSTELLATION TIP CORE MIDCAP FUND - CLASS II SHARES         $[XX]           $[XXX]           $[XXX]           $[XXX]
-----------------------------------------------------------------------------------------------------------------------

INVESTMENTS AND PORTFOLIO MANAGEMENT

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in our Statement of Additional Information (SAI).

The Fund's investment objective is non-fundamental, and may be changed by the Trust's Board of Trustees. The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or the Fund's sub-adviser believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.


PORTFOLIO COMPOSITION

The Fund has adopted policies to invest, under normal circumstances, at least 80% of the value of the Fund's "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of this 80% Policy the term "assets" means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy.

MORE INFORMATION ABOUT RISK

The Fund is subject to a number of risks that may affect the value of its shares.


EQUITY RISK

Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


MANAGER OF MANAGERS RISK

The Adviser engages one or more sub-advisers to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar investments. Moreover, use of such sub-advisers may result in higher advisory fees and, therefore, higher Fund costs than when the Adviser uses a single sub-adviser.


CHANGE IN MARKET CAPITALIZATION

The Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for the Fund at the time of purchase later falls outside the range, which is most likely to happen because of market growth, the Fund may continue to hold the security if, in the sub-adviser's judgment, the security remains otherwise consistent with the Fund's investment objective and strategies. However, this change could affect the Fund's flexibility in making new investments (see "Portfolio Composition Policies" above).


DEFENSIVE INVESTING AND USE OF DERIVATIVE CONTRACTS

In addition to the investments and strategies described in this Prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are described in detail in the SAI. Of course, there can be no guarantee that the Fund will achieve its investment objective.

The investments and strategies described in this Prospectus are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes due to adverse economic or political conditions, or for liquidity purposes, the Fund may invest up to 100% of its total assets in fixed income securities, money market instruments and other securities that would not ordinarily be consistent with the Fund's objectives. This defensive investing may increase the Fund's taxable income.

INVESTMENTS AND PORTFOLIO MANAGEMENT


The Fund may, but is not required to, use derivative instruments for any of the following purposes:

o To hedge against adverse changes - caused by changing interest rates, stock market prices or currency exchange rates - in the market value of securities held by or to be bought for the Fund;

o   As a substitute for purchasing or selling securities;

o To shorten or lengthen the effective portfolio maturity or duration of tax-exempt bonds;

o   To enhance the Fund's potential gain in non-hedging situations; or

o To lock in a substantial portion of the unrealized appreciation in a stock without selling it.

A derivative instrument will obligate or entitle the Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative instruments can have a large impact on a portfolio's yield, stock prices and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Fund's holdings less liquid and harder to value, especially in declining markets. In addition, much of the income and gains generated by derivatives will be taxed as ordinary income.


LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's sub-adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

PORTFOLIO TURNOVER

The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or sub-adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser's or sub-adviser's control. These transactions will increase the Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the funds and in higher net taxable gains for shareholders, and may reduce the Portfolios' returns. Although turnover rates may vary substantially from year to year, the Fund had an annual rate of turnover exceeding 100% as of December 31, 2003.

INVESTMENT ADVISERS

CONSTELLATION INVESTMENT MANAGEMENT COMPANY, LP (CIMCO), located at 1205 Westlakes Drive, Suite 280, Berwyn PA 19312, serves as the Adviser to the Fund. CIMCO is a professional investment management firm founded on May 19, 2000, and is the successor to Concentrated Capital Management, LP, the adviser to the Alpha Select Funds, the former name of the Trust. As of December 31, 2004, CIMCO had approximately $__ billion in assets under management. As the Fund's Adviser, CIMCO continuously reviews, supervises and administers the Funds' investment programs. CIMCO also ensures compliance with the Fund's investment policies and guidelines.

INVESTMENTS AND PORTFOLIO MANAGEMENT

The Trust has obtained an exemption from the Securities and Exchange Commission that permits CIMCO to use a "manager of managers" approach in providing investment advisory services to the Fund. Pursuant to the terms of the order, CIMCO, subject to the supervision and approval of the Board of Trustees of the Trust, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, CIMCO would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits CIMCO and the Fund to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser. It is expected that the "manager of managers" approach will (i) reduce Fund expenses to the extent that a manager of managers Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and CIMCO; and (iii) relieve shareholders of the very responsibility that they are paying CIMCO to assume, that is, the selection, termination and replacement of sub-advisers.

As investment adviser to the Fund, CIMCO has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Fund. For its services, from March 1, 2005 through February 28, 2006 CIMCO is entitled to receive an investment advisory fee from the Fund at an annualized rate, based on the average daily net assets of the Fund, of [0.80]%.

Beginning March 1, 2006, CIMCO will be entitled to receive a base investment advisory fee from the Fund at an annualized rate, based on the average daily net assets of the Fund, of [0.70]%, and this fee may range from [0.60]% to [0.80]% depending on the Fund's performance relative to the Russell Midcap Index over the preceding 12-month period. Fee adjustments will apply if the Fund outperforms or under-performs its benchmark by 3.00% or more.

Thereafter, the performance comparison will be made for a rolling 12-month period, consisting of the current month plus the preceding 11 months. This comparison will be made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from) the base advisory fee. Because any adjustment to the Fund's base advisory fee is based upon the Fund's performance compared to the investment record of its Benchmark Index, a performance adjustment will be made not when the Fund's performance is up or down, but when it is up or down more or less than the performance of its Benchmark Index. For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for a Benchmark Index is expressed as a percentage of the starting level of that Index at the beginning of the period, as modified by the change in the level of the Index during the period and by the value computed consistently with the Index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the Index.

The Fund's SAI contains additional information about performance-based adjustments to CIMCO's fees.


INVESTMENT SUB-ADVISER

TURNER INVESTMENT PARTNERS, INC. ("TIP"), an SEC-registered adviser located at 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, serves as the Sub-Adviser to the Constellation TIP Midcap Core Fund. As Sub-Adviser, TIP makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of December 31, 2004, TIP had approximately $__ billion in assets under management.

For its services as investment Sub-Adviser to the Fund, from March 1, 2005 through February 28, 2006 TIP will receive an investment sub-advisory fee from CIMCO at an annualized rate, based on the average daily net assets of each Fund, of [0.45]%. Beginning March 1, 2006 TIP will continue to receive a base investment advisory fee from CIMCO at an annualized rate, based on the average daily net assets of the Fund, of [0.45]%, and this sub-advisory fee may range from [0.375]% to [0.525]% depending on the Fund's performance relative to the Russell Midcap Index over the preceding 12-month period. Fee adjustments will apply if the Fund outperforms or under-performs its benchmark by 3.00% or more. The Fund's SAI contains a description of these performance-based adjustments.

INVESTMENTS AND PORTFOLIO MANAGEMENT



CONTRACTUAL FEE WAIVER AGREEMENT

CIMCO has contractually agreed to [permanently] waive fees and reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding the levels set forth below. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on the Fund's average net assets during such month. CIMCO's contractual waiver for the Class I Shares may not be modified or eliminated except with the approval of the Class I Shareholders of the Fund. CIMCO's contractual waiver for the Class I Shares may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.



                                                                        Contractual Limit on
                                         Fund                             "Other Expenses"
Constellation TIP Midcap Core Fund (Class I) .......................            0.10%
Constellation TIP Midcap Core Fund (Class II) ......................            0.50%

PORTFOLIO MANAGERS

The Constellation TIP Midcap Core Portfolio is managed by the team of Thomas DiBella and Kenneth Gainey. The background of each portfolio manager is set forth below.

Thomas DiBella, CFA, CPA, Senior Portfolio Manager/Security Analyst, joined TIP in March 2002 as a founding member of one of its affiliates, Turner Investment Management, LLC. From July 1991 until March 2002, he was Vice President and Portfolio Manager with Aeltus Investment Management. He has 20 years of investment experience.

Kenneth Gainey, CFA, Senior Portfolio Manager/Security Analyst, joined TIP in March 2002 as a founding member of one of its affiliates, Turner Investment Management LLC. From July 1999 until March 2002, Mr. Gainey held various financial and portfolio management decisions with Aeltus Investment Management and Aetna International, Inc./ Aetna Financial Services. He has 12 years of investment experience.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


NO SALES CHARGES

o There are no sales charges when you purchase either Class I or Class II Shares of the Fund.

HOW TO BUY SHARES

o   By phone, mail, wire or online at www.constellationfundsgroup.com;

o   Through the Systematic Investment Plan; and

o   Through exchanges from another Constellation Fund.

MINIMUM INITIAL INVESTMENTS

o   The minimum initial investment in Class I Shares of the Fund is $250,000;

    - In the case of an omnibus account, this minimum initial investment requirement may be met by aggregating the toatal initial investment of the investors in the omnibus account.

o   The minimum initial investment in Class II Shares of the Fund is $2,500;

    - The minimum initial investment for the Systematic Investment Plan in Class II Shares of the Fund is $100; and

o - The minimum initial investment in Individual Retirement Accounts in Class II Shares of the Fund is $2,000.

We reserve the right to waive the minimum initial investment requirement.

MINIMUM SUBSEQUENT INVESTMENTS

o   $50 by phone, mail, wire or online; and

o   $25 through the Systematic Investment Plan.

SYSTEMATIC INVESTING

o Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the $2,500 minimum investment. Please contact us for information regarding participating banks.

o You will need a minimum investment of $100 to open your account and scheduled investments of at least $25.

o If you stop your scheduled investments before reaching the $2,500 minimum investment, we reserve the right to close your account. We will provide 60 days written notice to give you time to add to your account, and avoid the sale of your shares.

SYSTEMATIC WITHDRAWAL PLAN

o If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan, you may arrange for monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

MINIMUM ACCOUNT SIZE

o In general, you must maintain a minimum account balance of $250,000 for Class I Shares of the Fund and $1,000 for Class II Shares of the Fund. If your account drops below $250,000 for Class I Shares or $1,000 for Class II Shares due to redemptions, you may be required to sell your shares.

o You will receive at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


WHEN CAN YOU PURCHASE, SELL OR EXCHANGE SHARES?

o You may purchase, sell or exchange shares on any day that the New York Stock Exchange (NYSE) is open for business. We define this as a "Business Day."

o You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M. (Eastern Time)

o In order to receive the current Business Day's net asset value (NAV) all purchases, exchanges and redemption orders must be received by the Fund's Transfer Agent or other authorized agent by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day's closing price.

HOW FUND PRICES ARE CALCULATED

o The price per share (also referred to as the offering price) will be the NAV determined after the Fund receives your purchase order.

o The Fund's NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days in which the NYSE is closed for trading.

o In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. If the Fund uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities.

    - With respect to Fund's investments in the stocks of U.S. companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which the Fund would use fair value pricing - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated Its NAV.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.


The Fund's service providers will take steps to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than four "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a redemption (exchange) out of the Fund followed by a purchase (exchange) back into the Fund.

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities in a manner they believe is consistent with the interests of the Fund's long-term shareholders.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

REDEMPTION FEES

Sales or exchanges out of the Fund are not currently subject to a redemption fee, but may be subject to a 2% redemption fee in the future. The Fund will provide notice to shareholders before it implements the redemption fee.

Any redemption fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. We reserve the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Fund. In calculating whether a sale of Fund shares (including an exchange) is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange. Dividends and capital gains are not subject to the redemption fee.

EXCHANGING SHARES

o You may exchange Class I Shares of the Fund for Class I Shares of another Constellation Fund, and you may exchange Class II Shares of the Fund for Class II Shares of another Constellation Fund, subject to any applicable limitations resulting from the closing of Funds to new investors. If you are contemplating an exchange for shares of another Constellation Fund, you should obtain and review that fund's current prospectus before making an exchange. You can obtain a prospectus for any Constellation Fund by calling 1-866-242-5742 or visiting the Constellation Funds' web site at www.constellationfundsgroup.com.

o When you exchange shares, you are selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

o As discussed above under "Market Timing Policies and Procedures," we limit the number of exchanges to four "round trips" during any calendar year. A round trip is a redemption (exchange) out of a Fund followed by a purchase (exchange) back into the Fund. If a shareholder exceeds 4 exchanges per calendar year, or if the Fund determines, in its sole discretion, that a shareholder's exchange activity is short-term in nature or otherwise not in the best interest of the Fund, the Fund may bar the shareholder from making further exchanges or purchases.

o We may change or cancel our exchange policy at any time upon 60 days' notice.

PURCHASES, SALES AND EXCHANGES THROUGH FINANCIAL INSTITUTIONS

    You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Fund. This allows the financial institution time to process your request and transmit it to us.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


    Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

LIMITATIONS ON PURCHASES, SALES AND EXCHANGES

o The Fund will only accept purchase or exchange requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver's license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, CIMCO reserves the right to not open or close your account or take such other steps as we deem reasonable. We can accept purchases only in U.S. dollars drawn on U.S. banks. We cannot accept cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks). The Fund may reject or cancel any purchase orders, including exchanges, for any reason.

o The Fund will normally send your sale proceeds within three Business Days after it receives your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through the Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

o The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Fund's Statement of Additional Information
    (SAI).

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


HOW TO OPEN AN ACCOUNT


BY TELEPHONE

Call 1-866-242-5742 (Option 3) between 9:00 A.M. and 4:00 P.M. (Eastern time). You must authorize each type of transaction on your account application that accompanies this Prospectus. If you call, the Fund's representative may request personal identification and record the call.

If you already have an account and you have authorized telephone transactions, you may open an account in another Constellation Fund. The registration on the accounts must be identical.

BY INTERNET

You can only open an account online if you already have an existing Constellation Funds account. The registration on the account must be identical. The Fund's website is www.constellationfundsgroup.com.

BY MAIL

Send the completed application that accompanies this Prospectus and a check payable to the Constellation Funds to:

           By regular mail                         By express or overnight mail
           Constellation Funds                     Constellation Funds
           P.O. Box 219520                         c/o DST Systems Inc.
           Kansas City, MO 64105-9520              330 W. 9th Street
                                                   Kansas City, MO 64105


Checks must be in U.S. dollars and drawn on U.S. banks. The Fund does not accept third party checks, credit card checks, checks issued by internet banks, money orders, traveler's checks or cash.

BY WIRE

Please contact a Constellation Funds' representative at 1-866-242-5742 (Option
3) to let us know that you intend to make your initial investment by wire. You will be given a fax number to which you should send your completed account application. You will receive a telephone call from our representatives with your new account number. Wire funds to:

         United Missouri Bank of Kansas NA
         ABA #101000695
         Account # 9870964856
         Further Credit: [Name of Fund], shareholder name and
                         Constellation Funds account number


AUTOMATIC TRANSACTIONS

You can open an account through our Systematic Investment Plan ($100 minimum). You must elect this option on your account application. Please call a Constellation Funds representative at 1-866-242-5742 for assistance.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


HOW TO ADD TO AN ACCOUNT

BY TELEPHONE

Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application. Call 1-866-242-5742 and provide your account number to the Constellation Funds representative. You must then instruct your bank to wire the money. Please see the wire instructions below.

BY INTERNET

You can make additional investment by going to our website at www.constellationfundsgroup.com. Use your existing account number and tax ID number to create a personal identification number (PIN). These investments will be made via Automated Clearing House (ACH) and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

BY MAIL

Please send your check payable to the Constellation Funds along with a signed letter stating the name of the fund and your account number.

BY WIRE

Please contact a Constellation Funds' representative at 1-866-242-5742 to let us know that you intend to send money by wire. Wire funds to:

        United Missouri Bank of Kansas NA
        ABA #101000695
        Account # 9870964856
        Further credit: [include Name of fund, shareholder name and your Constellation Funds account number]

AUTOMATIC TRANSACTIONS

Regularly scheduled investments ($25 minimum) can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semi-annual or annual automatic investments.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


HOW TO SELL SHARES

BY TELEPHONE

You may sell shares by calling 1-866-242-5742 provided that you have previously requested this privilege on your account application. The Fund will send money only to the address of record via check, ACH or by wire. Your bank may charge you a wire fee. The sale price of each share will be the next NAV determined after we receive your request.

BY INTERNET

Existing shareholders can sell shares via our website at www.constellationfundsgroup.com. The sale price of each share will be the next NAV determined after we receive your request. Redemptions will be funded via check, ACH or wire to the instructions of record. Your bank may charge a wire fee.

BY MAIL

Please send us a letter with your name, Fund name, account number and the amount of your request. All letters must be signed by the owners of the account. The sale price of each share will be the next NAV determined after we receive your request. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.

BY WIRE

Proceeds from the sale of shares from your account may be wired to your bank account. Your bank may charge you a fee for this service. Please follow the instructions for "How to Sell Shares" by telephone above.


AUTOMATIC TRANSACTIONS

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under this Plan, you can arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


HOW TO EXCHANGE SHARES

BY TELEPHONE

You may exchange shares on any Business Day by calling the Fund at 1-866-242-5742, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check of through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY MAIL

You may exchange shares on any Business Day by writing to the Fund, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY WIRE

Not applicable

AUTOMATIC TRANSACTIONS

Not applicable

OTHER POLICIES

FOREIGN INVESTORS

The Fund does not generally accept investments by non-US persons. Non-US persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund's Investor Services Team, at 1-866-242-5742, for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Fund is required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Fund shall have no obligation with respect to the terms of any such document.

The Fund will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Fund is unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account at the then-current day's net asset value (less any applicable sales charges) and remit proceeds to you via check if they are unable to verify your identity. The Fund will attempt to verify your identity within a timeframe established in their sole discretion (e.g., 96 hours), which may change from time to time. The Fund further reserves the right to hold your proceeds until your check for the purchase of Fund shares clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS


Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority or by applicable law.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio security holdings is available in the SAI.

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, the securities that you receive would be subject to market risk until they were sold.

TELEPHONE/ONLINE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via our website (www.constellationfundsgroup.com) is extremely convenient, but not without risk. We have established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. So long as we follow these safeguards and procedures, we generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone or via our website, you will generally bear the risk of any loss.

SIGNATURE GUARANTEES
A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

o   Written requests for redemptions in excess of $50,000;

o All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and

o Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature from a notary public is not sufficient.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DISTRIBUTION OF FUND SHARES

Constellation Investment Distribution Company, Inc. (the "Distributor "), a registered broker-dealer that is owned and operated by Constellation Holdings LLC, serves as Distributor of the Fund.

The Fund has adopted a Distribution and Shareholder Service Plan for its Class II Shares (the "Class II Plan") that allows the Fund to pay distribution and/or service fees to the Distributor and other firms that provide distribution and/or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Fund may pay distribution fees to the Distributor at an annual rate not to exceed 0.75% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. Currently, the Fund is not authorized to pay distribution fees under the Class II Plan. If a Service Provider provides shareholder services, the Fund may pay service fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor will, in turn, pay the Service Provider for the services it provides. The Fund is authorized to pay shareholder service fees under the Class II Plan. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

CIMCO provides additional cash payments and/or non-cash compensation out of its own resources and not out of Fund assets to some (but not necessarily all) financial intermediaries who sell shares of the Fund to their clients or otherwise assist in the marketing of Fund shares and/or the provision of services to shareholders. These payments include fees payable to mutual fund "platforms," such as those maintained by Charles Schwab & Co., Inc., as well as those paid to retirement plan administrators and service providers and other parties who provide valuable services to clients and their representatives, including referral services and similar programs. These arrangements are sometimes referred to as "revenue sharing" arrangements, and are supplemental to any shareholder services paid for out of or through the Fund's shareholder service plan. In addition, from time to time, CIMCO and/or its affiliate, the Distributor, may pay non-cash compensation to brokers and other financial intermediaries in the form of sponsorship support of regional or national events, as well as occasional gifts, meals, event tickets or other entertainment. Investors may obtain additional information about these arrangements, including the potential conflicts of interests that such arrangements may present or create, from their intermediaries.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income annually as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAXES. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them or take them in cash.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Constellation Fund is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds that invest in foreign securities. In addition, the Fund may be able to pass along a tax credit for foreign income taxes they pay. The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

More information about taxes is in the Fund's SAI.

CONSTELLATION FUNDS FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of the Midcap Core Portfolio, the predecessor to the Fund. This information is intended to help you understand the predecessor Fund's financial performance for the period of the Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for the Midcap Core Portfolio for the period ended December 31, 2003 have been audited by [___________], independent registered public accounting firm. The report of the auditor, along with the Midcap Core Portfolio's financial statements and related notes, appears in the December 31, 2003 Annual Report for the Constellation Institutional Portfolios. The financial highlights for the Midcap Core Portfolio for the interim period ended June 30, 2004 (the "interim period") are unaudited, and reflect all adjustments which are, in the opinion of the Fund's management, necessary to fairly refelct the results of this interim period. All such adjustments are of a normal recurring nature. The interim period report, along with the Midcap Core Portfolio's unaudited June 30, 2004 financial statements and related notes, appears in the June 30, 2004 Semi-Annual Report for the Constellation Institutional Portfolios. You can obtain the December 31, 2003 Annual Report, which contains more performance information, and/or the June 30, 2004 Semi-Annual Report at no charge by calling 1-866-242-5742. The Constellation Institutional Portfolios' December 31, 2003 Annual Report and June 30, 2004 Semi-Annual Report have been incorporated by reference into our SAI.

MIDCAP CORE PORTFOLIO


FOR THE PERIOD ENDED:                                                 DECEMBER 31, 2003         JUNE 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $10.00                  $12.79
Income From Investment Operations
   Net investment income                                                        0.01                  (0.01)
   Realized and unrealized gains (losses) on investments                        3.99                    0.85
   Total From Investment Operations                                             4.00                    0.84
Less Dividends and Distributions
   Dividends from net investment income                                           XX                      --
   Distributions from capital gains                                               XX                  (0.00)
   Total Dividends and Distributions                                              XX                  (0.00)
   Net Asset Value, End of Period                                             $12.79                  $13.63
Total Return+                                                                 40.24%                   6.57%

Ratios/Supplemental Data
   Net Assets, End of Period (000)                                          $336,549                $358,782
   Ratio of Net Expenses to Average Net Assets ++                                XX%                      --
   Ratio of Total Expenses to Average Net Assets                               0.90%                  0.90%*
   Ratio of Net Investment Income (loss)
   to Average Net Assets ++                                                    0.12%                 (0.08)%
   Portfolio Turnover Rate +++                                                  141%                    101%


*Annualized

+ Returns are for the period indicated and have not been annualized.
++   Inclusive of waivers and reimbursements.
+++  Excludes effect of in-kind transfers and mergers.
Amounts designated as "--" are either $0 or have been rounded to $0.

                               CONSTELLATION FUNDS

                       CONSTELLATION TIP MIDCAP CORE FUND


                                  [DATE], 2005

                               INVESTMENT ADVISER:
                 CONSTELLATION INVESTMENT MANAGEMENT COMPANY, LP

                             INVESTMENT SUB-ADVISER:
                        TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information ("SAI") is not a prospectus and relates only to the above-referenced fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of the Constellation Funds (the "Trust") and should be read in conjunction with the Constellation Funds' Prospectus dated [DATE], 2005. The Prospectus may be obtained without charge by calling 1-866-242-5743.


                                        TABLE OF CONTENTS
THE TRUST........................................................................................................S-3

PERMITTED INVESTMENTS AND RISK FACTORS...........................................................................S-3

INVESTMENT LIMITATIONS...........................................................................................S-14

THE ADVISER......................................................................................................S-16

THE ADMINISTRATOR................................................................................................S-19

DISTRIBUTION AND SHAREHOLDER SERVICES............................................................................S-20

TRUSTEES AND OFFICERS OF THE TRUST...............................................................................S-21

COMPUTATION OF YIELD AND TOTAL RETURN............................................................................S-25

PURCHASE AND REDEMPTION OF SHARES................................................................................S-26

DETERMINATION OF NET ASSET VALUE.................................................................................S-27

TAXES............................................................................................................S-27

PORTFOLIO TRANSACTIONS...........................................................................................S-30

PORTFOLIO HOLDINGS...............................................................................................S-32

VOTING...........................................................................................................S-32

DESCRIPTION OF SHARES............................................................................................S-33

SHAREHOLDER LIABILITY............................................................................................S-33

LIMITATION OF TRUSTEES' LIABILITY................................................................................S-33

CODE OF ETHICS...................................................................................................S-34

PROXY VOTING.....................................................................................................S-34

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.......................................................................S-XX

CUSTODIAN........................................................................................................S-34

INDEPENDENT AUDITORS.............................................................................................S-34

LEGAL COUNSEL....................................................................................................S-35

FINANCIAL STATEMENTS.............................................................................................S-35

APPENDIX.........................................................................................................A-1

THE TRUST

This Statement of Additional Information relates only to the Constellation TIP Midcap Core Fund (the "Fund"). The Fund is a separate series of Constellation Funds (formerly, Alpha Select Funds) (the "Trust"), an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust October 25, 1993, and amended on December 10, 1998 (the "Declaration of Trust"), which consists of both diversified and non-diversified Funds. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio.

The Trust offers two separate classes of shares, Class I and Class II, which provide for variations in distribution and shareholder servicing costs. Except for differences between the Class I Shares and Class II Shares pertaining to distribution and shareholder servicing costs, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

Effective as of the close of business on [DATE], 2005, the Fund acquired all of the assets and liabilities of the Constellation Institutional Portfolios' Midcap Core Portfolio (the "Predecessor Fund"). Performance information presented prior to [DATE], 2005 refers to the Fund's performance as a Predecessor Fund.

PERMITTED INVESTMENTS AND RISK FACTORS

The Fund's principal strategy and principal risks are described in the Prospectus. The Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

BORROWING

The Fund may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

DEPOSITARY RECEIPTS ("RECEIPTS")

Receipts are securities, typically issued by a financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"). ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options on securities (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only ("IOs") and principal-only ("POs"), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., receipts and separately traded registered interested and principal securities ("STRIPs"), privately issued stripped securities (e.g., TGRs, TRs, and CATs). See later in the "Description of Permitted Investments" for discussions of these various instruments.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

GOVERNMENT PASS-THROUGH SECURITIES

Government Pass-Through Securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within HUD. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

MORTGAGE DOLLAR ROLLS

Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, a Fund will place U.S. Government or other liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. To the extent these investments are deemed illiquid, the Fund's investment in them will be consistent with their applicable restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees.

INITIAL PUBLIC OFFERINGS ("IPOS")

Due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, CIMCO will often purchase IPO shares that would qualify as a permissible investment for the Fund but will, instead, decide to allocate those IPO purchases to other funds CIMCO advises. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

INVESTMENT COMPANY SHARES

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

LEVERAGING

Leveraging the Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for the Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the Securities and Exchange Commission (the "SEC") staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Funds' Custodian imposes a practical limit on the leverage these transactions create. As a matter of operating policy, the Fund will not purchase additional securities when borrowings exceed 5% of total assets.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund will pay a premium when purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Fund may choose to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When the Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund's interest rate risks. There can be no assurance that hedging transactions will be successful. The Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them. Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of the Fund's portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from the investment strategies employed by the Fund. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. Please refer to the table under the section "Portfolio Transactions" for the Fund's portfolio turnover rate.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (CIMCO monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

SECURITIES LENDING

In order to generate supplemental income, the Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. GOVERNMENT AGENCY OBLIGATIONS; INSTRUMENTALITIES

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES"). They also include Treasury inflation-protection securities ("TIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less. Except for the limitations on illiquid securities and bank borrowings, if a percentage restriction on investment or used of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or other circumstances will not be considered a deviation from this policy. With respect to the restrictions on issuing senior securities, the Fund may borrow money from banks as permitted under the 1940 Act.

The Fund may not:

1. Invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry.

2. Issue senior securities representing stock, except to the extent permitted by the 1940 Act. In addition, the Fund will not issue senior securities representing indebtedness, except as otherwise permitted under the 1940 Act.

3. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

4. Make loans of money or securities to other persons, except through purchasing fixed income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

5. Purchase or sell physical commodities or commodity contracts, except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein.

7. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be interpreted from time to time.

Except as otherwise indicated, the Fund's investment policies and restrictions, including those described in "Description of Permitted Investments and Risks" are not fundamental and may be changed without a vote of shareholders.

Except for the limitations on illiquid securities and bank borrowings, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

The Adviser or Sub-Adviser will not cause the Fund to make loans to, or to receive loans from, the Adviser, the Sub-Adviser Investment Manager or their respective affiliates, except to the extent permitted by the Investment Company Act or as otherwise permitted by applicable law. The Fund may effect brokerage transactions, if any, through the affiliates of the Adviser or Sub-Adviser, in accordance with the requirements of the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the Securities and Exchange Commission's
         (SEC) position regarding the asset segregation requirements imposed under Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.       Invest 15% or more of its assets in illiquid securities.


THE ADVISER

The Trust and Constellation Investment Management Company, LP (formerly Concentrated Capital Management, LP, "CIMCO" or the "Adviser"), have entered into an advisory agreement (the "Advisory Agreement") dated March 4, 2004. CIMCO is a professional investment management firm founded on May 19, 2000. Under the Advisory Agreement, the Adviser continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board of Trustees of the Trust (the "Trustees"). The Adviser makes recommendations to the Trustees with respect to the appropriate allocation of assets to the Fund's Sub-Adviser(s). The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

MANAGER OF MANAGERS OPTION

The Trust may, on behalf of the Fund, seeks to achieve its investment objective by using a "manager of managers" structure. Under a manager of managers structure, CIMCO acts as investment adviser, subject to direction from and oversight by the Trustees, to allocate and reallocate the Fund's assets among sub-advisers, and to recommend that the Trustees hire, terminate or replace sub-advisers without shareholder approval. By reducing the number of shareholder meetings that may have to be held to approve new or additional Sub-Advisers for the Fund, the Trust anticipates that there will be substantial potential cost savings, as well as the opportunity to achieve certain management efficiencies, with respect to any fund in which the manager-of-managers approach is chosen.

As described in the prospectus, for its services the Adviser receives an investment advisory fee from the Fund at an annualized rate, based on the average daily net assets of the Fund, of 0.80%. This fee is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

Beginning [March 1, 2006], the Fund will be subject to base investment advisory fees that may be adjusted if the Fund outperforms or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of the Fund that will be effective [March 1, 2006]:


---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 HIGHEST/
                                                                                      BASE         ANNUAL         LOWEST
                                                                                    ADVISORY     ADJUSTMENT      POSSIBLE
        FUND              BENCHMARK             REQUIRED EXCESS PERFORMANCE           FEE           RATE       ADVISORY FEE
---------------------------------------------------------------------------------------------------------------------------
TIP Midcap Core Fund   Russell Midcap Index             +/- 3.00%                  [0.70%]        +/- 0.10%       [0.80]% /
                                                                                                                  [0.60]%
---------------------------------------------------------------------------------------------------------------------------

The Fund's base fee will be accrued daily and paid monthly, based on the Fund's average net assets during the current month. The Fund's performance adjustment will be calculated and paid monthly by comparing the Fund's performance to the performance of the Fund's benchmark over a "performance period." The performance period will consist of a rolling 12-month that includes the current month plus the previous 11 months. The Fund's annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the current month and the denominator of which is 365 (366 in leap years). The resulting amount is then added (in the case of overperformance) or subtracted from (in the case of underperformance) to the Fund's base fee.

For example, assume that the Fund's average net assets as of a March 31 month-end was $55,000,000, the average net assets of the Fund over the 12-month period ending March 31 was $50,000,000, and that it is not a leap year. The Fund's base fee for March is $32,699 ($55,000,000 x [0.70%], x 31/365). If the
Fund outperformed (or underperformed) the Russell Midcap Index by less than 3.00% over this performance period, then there is no adjustment to the Fund's base fee. If the Fund outperformed (or underperformed) the Russell Midcap Index by 3.00% or more over this performance period, then CIMCO's advisory fees would increase (or decrease) by $4,247 ($50,000,000 x 0.10%, x 31/365).

Because the adjustment to the Fund's base advisory fee is based upon the Fund's performance compared to the investment record of its benchmark, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its benchmark. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

THE SUB-ADVISER

Turner Investment Partners, Inc. ("Turner"), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser for the Fund. As of December 31, 2004, Turner had over $[XX] billion in client assets under management. Turner is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner.

As described in the prospectus, for its services Turner receives an investment sub-advisory fee from CIMCO at an annualized rate, based on the average daily net assets of the Fund, of [0.45]%.

Beginning March 1, 2006, Turner will receive base investment sub-advisory fees with respect to the Fund that may be adjusted if the Fund outperforms or under-performs a stated benchmark. Set forth below is information about the sub-advisory fee arrangements of the Fund that will be effective March 1, 2006:


---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 HIGHEST/
                                                                                    BASE SUB-      ANNUAL         LOWEST
                                                                                    ADVISORY     ADJUSTMENT    POSSIBLE SUB-
        FUND              BENCHMARK             REQUIRED EXCESS PERFORMANCE           FEE           RATE       ADVISORY FEE
---------------------------------------------------------------------------------------------------------------------------
TIP Midcap Core Fund   Russell Midcap Index            +/- 3.00%                    [0.45%]      +/- 0.075%      [0.525]%/
                                                                                                                 [0.375]%
---------------------------------------------------------------------------------------------------------------------------


Turner's base fee with respect to the Fund is accrued daily and paid monthly, based on the Fund's average net assets during the current month. Turner's performance adjustment with respect to the Fund's performance is calculated and paid monthly by comparing the Fund's performance to the performance of the Fund's benchmark over a "performance period." The performance period consists of a rolling 12-month that includes the current month plus the previous 11 months. The Fund's annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the current month and the denominator of which is 365 (366 in leap years). The resulting amount is then added (in the case of overperformance) or subtracted from (in the case of underperformance) to Turner's base fee.

The Sub-Adviser manages a portion of the Fund's assets, which allocation is determined by the Trustees upon the recommendation of CIMCO. The Sub-Adviser makes the investment decisions for the assets of the Fund allocated to it, and continuously review, supervise and administer a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services, the Sub-Adviser receives a fee from CIMCO, which is calculated daily and paid monthly. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS

[On [DATE], the Board of Trustees held a meeting to decide, among other things, whether to hire CIMCO to serve as the investment adviser to the Fund, and whether to approve the sub-advisory agreements between CIMCO and Turner, (the "Sub-Adviser") relating to the Fund. In preparation for the meeting, the Board requested and reviewed a wide variety of information from CIMCO and the Sub-Adviser. The Trustees used this information, as well as information that other Fund service providers submitted to the Board, to help them decide whether to approve the Advisory and Sub-Advisory Agreements.

Before this meeting, the Board requested and received written materials from CIMCO and the Sub-Adviser about their (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of the advisory and sub-advisory fees the Funds are charged compared with the fees charged to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) CIMCO's and the Sub-Adviser's compliance systems; (h) CIMCO's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (i) CIMCO's and the Sub-Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from CIMCO and the Sub-Adviser presented additional oral and written information to the Trustees to help the Trustees evaluate CIMCO's and the Sub-Adviser's advisory and sub-advisory fees and other aspects of their respective agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that they received before the meeting and CIMCO's and the Sub-Adviser's oral presentations and any other information that the Trustees received at the meeting, and deliberated on the approval of the Advisory and Sub-Advisory Agreements in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of the Advisory and Sub-Advisory Agreements are fair and reasonable; and (b) concluded that CIMCO's and the Sub-Adviser's fees are reasonable in light of the services that they provide to the Fund.]

THE ADMINISTRATOR

The Trust and CIMCO (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Fund. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Under the Administration Agreement, the Administrator may enter into agreements with service providers to provide administration services to the Trust. The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

After the initial two year period, the continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

SEI Investments Global Funds Services ("SIGFS"), a Delaware business trust that has its principal business offices at Oaks, Pennsylvania 19456, serves as the Trust's Sub-Administrator. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SIGFS. SEI Investments and its subsidiaries and affiliates, including SIMC, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.


DISTRIBUTION AND SHAREHOLDER SERVICES

Constellation Investment Distribution Company, Inc. (formerly Turner Investment Distributors, Inc., the "Distributor"), and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to the Funds. The Distributor's principal place of business is 1205 Westlakes Drive, Berwyn, PA 19312. The Distributor is a registered broker-dealer, and is a wholly-owned by Constellation Partners LLC. The Distributor is affiliated through common ownership with CIMCO.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Fund, have adopted a Distribution and Shareholder Service Plan for Shares (the "Class II Plan") under which firms, including the Distributor, that provide shareholder and distribution services may receive compensation therefore. Under the Class II Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties.

In addition, the Fund may enter into such arrangements directly. Under the Class II Plan, a plan under which the provisions providing for distribution services were adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or
(ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Providers; (iv) responding to inquiries from shareholders concerning their investment in Shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in Shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. Currently, the Fund is authorized to pay shareholder service fees, but not distribution fees, under the Class II Plan.


TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. Trustees are experienced business persons, who meet throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide essential management services to the Trust, and to review performance. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

Unless otherwise noted, the business address of each Trustee and each Executive Officer is 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312.

JOHN H. GRADY, JR. (DOB 06/01/61) - Trustee - President and CEO of CIMCO since 2003. Executive Vice President & Secretary from 2001 to 2003 - General Counsel, Chief Legal Officer of Turner from 2001 to 2003. CID President, Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (law firm) (October 1995-January 2001).

NON-INTERESTED TRUSTEES

RONALD FILANTE (DOB 11/19/45) - Trustee - Associate Professor of Finance, Pace University, since 1987.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee - Treasurer, Thomas Jefferson University, since 1995, and Assistant Treasurer, 1988-1995.

JANET F. SANSONE (DOB 08/11/45) - Trustee - Executive Director, JFS Consulting. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).

EXECUTIVE OFFICERS

PETER GOLDEN (DOB 6/27/64) - SEI Investments, Oaks PA, 19456 - Controller and Chief Financial Officer since 2001 - Director of Funds Accounting of SEI Investments (investment management company) since June 2001; Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co. (investment bank), March 2000 to April 2001; Vice President, Fund and Pension Accounting, June 1997 to March 2000; Administration Officer/Mutual Fund Servicing Brown Brothers Harriman (private bank), May 1993 to June 1997.

LYDIA A. GAVALIS (DOB 06/05/64) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 1999 - Vice President and Assistant Secretary of SEI Investments (investment management company) since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (stock exchange), 1989-1998.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000 - Vice President and Assistant Secretary of SEI Investments (investment management company) since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (investment management company) (1998 - 2000). Associate at Pepper Hamilton LLP (law firm) (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) (1994-1997).

TIMOTHY D. BARTO (DOB 3/28/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000 - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments (investment management company) since December 1999. Associate at Dechert Price & Rhoads (law firm) (1997-1999). Associate at Richter, Miller & Finn (law firm) (1994-1997).

CHRISTINE M. MCCULLOUGH (DOB 12/2/60) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000-Employed by SEI Investments (investment management company) since November 1, 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (law firm) (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (law firm) (1990-1991).

ANTOINETTE C. ROBBINS (DOB 3/23/63) - Vice President since 2004 - Employed by CIMCO as Vice President and Director of Compliance since 2004. Previously, Vice President and Director of Compliance of Turner Investment Partners, Inc. (investment management company) (2002-2004). Senior Gift Planning Officer, American Civil Liberties Union (2001-2002). Assistant Vice President and Counsel, Equitable Life Assurance Society of the United States (insurance company) (1996-2002).

JOHN J. CANNING (DOB 11/15/70) - Vice President and Assistant Secretary since 2004 - Employed by CIMCO as Vice President and Director of Mutual Fund Administration and Operations since 2004. Previously, Assistant Director of Mutual Fund Administration and Operations, Sub-Advisory Institutional Service Product Manager for Turner Investment Partners, Inc. (investment management company) (2000-2004). Portfolio Implementation Analyst, SEI Investments (investment management company) (1998-2000). Transfer Agent Manager, Pilgrim Baxter and Associates (investment management company) (1998).

RAMI LIVELSBERGER (DOB 11/14/74) - Vice President and Assistant Secretary since 2004 - Employed by CIMCO as Vice President, Fund Governance since 2004. Previously, Compliance Officer, Legal Assistant for Turner Investment Partners, Inc. (investment management company) (2001-2004). Legal Assistant, Morgan, Lewis & Bockius LLP (law firm) (1999-2001).

SAEED FRANKLIN (DOB 8/1/75) - Vice President since 2004 - Employed by CIMCO as Vice President, Fund Administration since 2004. Previously, Broker Dealer Account Coordinator, Turner Investment Partners, Inc. (investment management company) (2003-2004). Performance Analyst, ING Variable Annuities (insurance company) (2001-2003). Senior Fund Accountant, Bank of New York (investment bank) (1999-2001). Fund Accountant, PFPC Inc. (investment management company) (1997-1999).

FUND SHARES OWNED BY TRUSTEES. The following table shows a dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Act.


-----------------------------------------------------------------------------------------------------------------------
NAME                        DOLLAR RANGE OF FUND SHARES                         AGGREGATE DOLLAR RANGE OF SHARES
                            (FUND)                                              (ALL FUNDS)
-----------------------------------------------------------------------------------------------------------------------
John H. Grady               $0                                                  $0
-----------------------------------------------------------------------------------------------------------------------
Ronald Filante              $0                                                  $0
-----------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato           $0                                                  $0
-----------------------------------------------------------------------------------------------------------------------
Janet F. Sansone            $0                                                  $0
-----------------------------------------------------------------------------------------------------------------------

OWNERSHIP IN SECURITIES OF CIMCO AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the non-interested Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with an investment adviser or principal underwriter of the Fund.


-----------------------------------------------------------------------------------------------------------------------
TRUSTEE                     OWNER AND         COMPANY         TITLE OF       VALUE OF SECURITIES   PERCENT OF CLASS
                            RELATIONSHIP TO                   CLASS          ON AN AGGREGATE       ON AN AGGREGATE
                            TRUSTEE                                          BASIS                 BASIS
-----------------------------------------------------------------------------------------------------------------------
Ronald Filante                                None
-----------------------------------------------------------------------------------------------------------------------
Alfred Salvato                                None
-----------------------------------------------------------------------------------------------------------------------
Janent Sansone                                None
-----------------------------------------------------------------------------------------------------------------------


The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of CIMCO. The independent Trustees receive an annual retainer of $22,000 payable quarterly. In addition, independent Trustees receive $2,500 for each regular or special in person board meeting and for any special board meeting held by telephone where a vote is taken. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. Compensation of officers and interested Trustees of the Trust is paid by CIMCO or the Administrator. The Trust does not offer any retirement benefits for Trustees. During the fiscal year ended September 30, 2004, there were four regular meetings and two special meetings of the Board of Trustees.


-------------------------------------------------------------------------------------------------------------------------------
                                     AGGREGATE                                                        TOTAL COMPENSATION FROM
                                COMPENSATION FROM         PENSION OR                                   REGISTRANT AND FUND
                                REGISTRANT FOR THE    RETIREMENT BENEFITS      ESTIMATED ANNUAL     COMPLEX PAID TO TRUSTEES
       NAME OF PERSON,          FISCAL YEAR ENDED      ACCRUED AS PART OF       BENEFITS UPON       FOR THE FISCAL YEAR ENDED
          POSITION              SEPTEMBER 30, 2004       FUND EXPENSES           RETIREMENT            SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
John Grady                              $0                    N/A                    N/A           $0 for service on one Board
-------------------------------------------------------------------------------------------------------------------------------
Ronald Filante(1)                       $                     N/A                    N/A           $ for service on one Board
-------------------------------------------------------------------------------------------------------------------------------
Alfred Salvato(1)                       $                     N/A                    N/A           $ for service on one Board
-------------------------------------------------------------------------------------------------------------------------------
Janet Sansone(1)                        $                     N/A                    N/A           $ for service on one Board
-------------------------------------------------------------------------------------------------------------------------------

(1)  Member of the Audit Committee.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust.

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Trust's accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent auditors. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and the results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Trust's procedures for internal auditing, and reviewing the Trust's system of internal accounting controls.

The Audit Committee is comprised of each of the independent Trustees. The independent Trustees receive a fee of $1,500 per audit committee attended, and the chairperson of the Audit Committee receives a fee of $1,000. The Audit Committee met [four] times during the most recently ended fiscal year, and all of the members of the Audit Committee were present for each meeting.

The Board has a standing Fair Value Pricing Committee that is composed of at least one independent Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Trustee that serves on the Fair Value Pricing Committee receives a fee of $250 per meeting.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return before taxes will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period. Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption. Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption. Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805, (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the days on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

The Fund's net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customer holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, CIMCO, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund participates in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares. Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Trust's annual report contains additional performance information and will be made available to investors upon request and without charge.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued under the direction of the Administrator and under the general supervision of the Trustees. The Administrator or its delegates may use independent pricing services to obtain valuations of securities. The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices. If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Fund's Fair Value Committee will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees. The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and their shareholders. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Fund or their shareholders and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Fund's Prospectus. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund intends to make sufficient distributions to avoid liability for the federal excise tax. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when CIMCO might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

For corporate investors in the Fund, dividend distributions the Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Fund was a regular corporation.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The Fund's transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

The Fund may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

The Fund is not liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

PORTFOLIO TRANSACTIONS

The Adviser and the Sub-Adviser is authorized to select brokers and dealers to effect securities transactions for the Fund. Each will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser and the Sub-Adviser seeks to select brokers or dealers that offer the Fund best price and execution or other services that benefit the Fund.

The Adviser and the Sub-Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services provided to the Adviser and the Sub-Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser and the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser and the Sub-Adviser under the Advisory Agreement or Sub-Advisory Agreement, respectively. If, in the judgment of the Adviser and the Sub-Adviser, the Fund or other accounts managed by the Adviser and the Sub-Adviser will be benefited by supplemental research services, the Adviser and the Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser and the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser or the Sub-Adviser will find all of such services of value in advising that Fund.

The Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares made through broker-dealers, and in no event may the Adviser or the Sub-Adviser directly or indirectly compensate a broker for promoting Fund shares with payments from Fund portfolio transactions. In addition, notwithstanding anything to the contrary in the Advisory Agreement or the Sub-Advisory Agreement, neither the Adviser nor the Sub-Adviser may consider the sale of Fund shares in selecting among executing broker-dealers.

For the fiscal years ended September 30, 2002, 2003 and 2004 the Predecessor Fund's portfolio turnover rates was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                               PORTFOLIO TURNOVER RATE
                                  ----------------------------------------------------------------------------------
                                             2002                       2003                        2004
--------------------------------------------------------------------------------------------------------------------
TIP Midcap Core Fund                          *                         141%
--------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

The brokerage commissions paid by the Predecessor Fund for the fiscal years ended September 30, 2002, 2003 and 2004 were as follows:


--------------------------------------------------------------------------------------------------------------------
                                                 TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                  ----------------------------------------------------------------------------------
                                             2002                       2003                        2004
--------------------------------------------------------------------------------------------------------------------
TIP Midcap Core Fund                         *                          $1,684
--------------------------------------------------------------------------------------------------------------------


The brokerage commissions paid by the Predecessor Fund to the Distributor for the fiscal years ended September 30, 2002, 2003 and 2004, were as follows:

--------------------------------------------------------------------------------------------------------------------
                                      TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID TO THE DISTRIBUTOR
                                  ----------------------------------------------------------------------------------
                                             2002                       2003                        2004
--------------------------------------------------------------------------------------------------------------------
TIP Midcap Core Fund                         N/A                        $904
--------------------------------------------------------------------------------------------------------------------

For the fiscal year ended September 30, 2004, the percentage of brokerage commissions paid by the Fund to the Distributor, and the percentage of the Predecessor Fund's aggregate dollar amount of transactions involving the payment of commissions effected through the broker were as follows:


--------------------------------------------------------------------------------------------
                                                                     PERCENTAGE OF FUND
                                                                    TRANSACTIONS INVOLVING
                                      PERCENTAGE OF COMMISSIONS     COMMISSION PAYMENTS TO
                                        PAID TO DISTRIBUTOR               DISTRIBUTOR
---------------------------------------------------------------------------------------------
TIP Midcap Core Fund
---------------------------------------------------------------------------------------------


PORTFOLIO HOLDINGS

The Board of Trustees has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. In addition to the permitted disclosures described below, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund will make available on a monthly basis to all shareholders and other interested parties, including rating agencies and pension plan sponsors and/or their consultants, information regarding month-end holdings, performance and related characteristics ("Fund Information"). This information is generally available within 10 days after month-end, and may be requested by calling the Fund at 1-866-242-5742 or writing the Funds at P.O. Box 219520, Kansas City, Missouri 64105-9520. No shareholder or other interested party shall be permitted to gain access to Fund Information in advance of other parties nor shall access to such information be provided on an inequitable basis to only some of those who are eligible or otherwise able to obtain it.

The Fund's Chief Compliance Officer, or his or her designee, may grant exceptions to permit additional disclosure of Fund Information at differing times and with different lag times in instances where the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. The Board of Trustees will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, CIMCO, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

Currently, the Fund has obtained a confidentiality agreement from and has an arrangement to provide additional disclosure of Fund Information to Factset Research Systems Inc., which provides portfolio attribution services to CIMCO. In addition, the Fund's service providers, such as the Sub-Adviser, Custodian, Sub-Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by the Fund have no preemptive, conversion, or subscription rights. The Fund, as a separate series of the Trust, votes separately on matters affecting only theFund. Voting rights are not cumulative. Shareholders of each Class of the Fund will vote separately on matters pertaining solely to the Fund or that Class. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectus or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class II Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware business trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust. Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, each Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Fund), but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to CIMCO and the Sub-Adviser. Generally, the Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. If the Fund does not have a Sub-Adviser, the Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record. Form N-PX for the Fund is available upon request by calling 1-866-242-5743 or by writing to the Trust at Constellation Funds, P.O. Box 219520, Kansas City, MO 64105-9520. The Fund's Form N-PX is also be available on the SEC's website at www.sec.gov.

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, PA 19153, acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT AUDITORS

The Trust's independent registered public accounting firm, [_________], audit the Trust's annual financial statements. [__________] is located at [__________], and serves as independent registered public accounting firm to the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania, 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Predecessor Fund's Financial Statements for the fiscal year ended December 31, 2003, including the Report of Independent Auditors, are included in the Constellation Institutional Portfolios' most recent Annual Report to Shareholders and are incorporated into this SAI by reference. The Predecessor Fund's unaudited financial statements for the interim period ended June 30, 2004 are included in the Constellation Institutional Portfolios' most recent Semi-Annual Report to Shareholders and are also incorporated into this SAI by reference. The Constellation Institutional Portfolios' Annual and Semi-Annual Reports may be obtained free of charge by calling the Fund at 1-866-242-5743 or by writing to Constellation Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520. You may also obtain the Annual or Semi-Annual Reports, as well as other information about Constellation Funds, from the EDGAR Database on the SEC's website http://www.sec.gov.

APPENDIX B -PROXY VOTING POLICIES

                CONSTELLATION INVESTMENT MANAGEMENT COMPANY L.P.

                       Proxy Voting Policy and Procedures

Constellation Investment Management Company L.P. (CIMCO), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in CIMCO's care include shares of corporate stock, and except where the client has expressly reserved to itself the duty to vote proxies, it is CIMCO's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

CIMCO has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, CIMCO may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. CIMCO will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. CIMCO shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Since CIMCO primarily invests client assets using the assistance of multiple sub-advisers and does not directly manage or control client assets on a day-to-day basis, CIMCO does not anticipate there being any company meetings at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients. However, where client holdings include voting securities, a meeting of holders of such securities is convened, and CIMCO is expected to vote the proxies because of the absence of a sub-adviser or otherwise, CIMCO will take the following steps to carry out its fiduciary duties as to the client(s) and its assets:

         A. CIMCO will track all such shareholder meetings, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

         B. CIMCO will look primarily to research received from, or delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services. ISS is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

         C. CIMCO will periodically review the methods used by ISS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. CIMCO will periodically satisfy itself that ISS operates a system reasonably designed to identify all such meetings and to provide CIMCO with timely notice of the date, time and place of such meetings.

         D. CIMCO will further review the principles and procedures employed by ISS in making recommendations on voting proxies on each issue presented, and will satisfy itself that ISS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

         E. Notwithstanding its belief that ISS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for CIMCO's client accounts, CIMCO has the right and the ability to depart from a recommendation made by ISS as to a particular vote, slate of candidates or otherwise, and can direct ISS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. ISS will vote any such shares subject to that direction in strict accordance with all such instructions.

Conflicts of Interest:

CIMCO is affiliated with JPMorgan, a company whose stock is publicly traded. Further, companies may engage CIMCO, either directly or through their pension committee or otherwise, to manage assets on their behalf, and such companies may also issue publicly traded securities that are eligible for purchase by CIMCO client accounts.

While CIMCO believes that such circumstances generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, CIMCO has taken or will take the following steps: (i) CIMCO does not select stocks for client accounts, and will not do in such a way as to cause its client accounts to own, hold or otherwise transact in shares of JPMorgan; and (ii) the officers of CIMCO will determine, by surveying the firm's employees or otherwise, whether CIMCO, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to ISS on a given vote or issue. Further to that end, CIMCO will adhere to all recommendations made by ISS in connection with all shares issued by such companies and held in CIMCO client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. CIMCO will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how CIMCO voted proxies, please contact:

                  Constellation Investment Management Company, L.P. 1205 Westlakes Drive, Suite 280
                  Berwyn, PA 19312
                  Attention: Vice President

Recordkeeping:

CIMCO shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by CIMCO that are material in making a proxy voting decision. Such records may be maintained with a third party, such as ISS, that will provide a copy of the documents promptly upon request.

Adopted:  This 1st day of March, 2004

--------------------------------------------------------------------------------

                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT, LLC
                         TURNER INVESTMENT ADVISORS, LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

                  Brian McNally, Corporate Counsel and Director of Institutional Compliance, or Andrew Mark, Director of Operations and Technology Administration
                  c/o Turner Investment Partners, Inc.
                  1205 Westlakes Drive, Suite 100
                  Berwyn, PA 19312

Recordkeeping:

         Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: This 1st day of July, 2003

                            PART C: OTHER INFORMATION

         Item 22.  Exhibits:

                  (a)(1) Registrant's Agreement and Declaration of Trust dated October 25, 1993, is incorporated by reference to Exhibit a(1) of the Registrant's Post-Effective Amendment No. 9 as filed with the Securities and Exchange Commission ("SEC") on November 24, 1998.

                  (a)(2) Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993, is incorporated by reference to Exhibit a(2) of the Registrant's Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

                  (a)(3) Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994, is incorporated by reference to Exhibit a(3) of the Registrant's Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

                  (a)(4) Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997, incorporated by reference to Exhibit 1(d) of the Registrant's Registration Statement as filed with the SEC on December 16, 1997.

                  (a)(5) Amended and Restated Agreement and Declaration of Trust dated October 8, 1998, is incorporated by reference to Exhibit a(5) of the Registrant's Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

                  (a)(6) Certificate of Amendment and Declaration of Trust dated December 10, 1998 is incorporated by reference to Exhibit a(6) of the Registrant's Post-Effective Amendment No. 10 as filed with the SEC on January 27, 1999.

                  (a)(7) Certificate of Amendment to Agreement and Declaration of Trust dated March 24, 2004 is incorporated by reference to Exhibit (a)(7) of the Registrant's Post-Effective Amendment No. 18 as filed with the SEC on May 3, 2004..

                  (b) By-Laws of the Trust are incorporated by reference to Exhibit b of the Registrant's Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

                  (c)      Not applicable.

                  (d)(1) Investment Advisory Agreement between the Registrant and Constellation Investment Management Company LP is filed herewith.

                  (d)(2) Sub-Advisory Agreement between Constellation Investment Management Company LP and Turner Investment Partners, Inc. is filed herewith.

                  (d)(3) Sub-Advisory Agreement between Constellation Investment Management Company LP and Clover Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (d)(4) Sub-Advisory Agreement between Constellation Investment Management Company LP and Chartwell Investment Partners is incorporated by reference to Exhibit (d)(5) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (d)(5) Sub-Advisory Agreement between Constellation Investment Management Company LP and Hilliard-Lyons Asset Management is incorporated by reference to Exhibit (d)(7) to the Registrant's Post-Effective Amendment No. 22 as filed with the SEC on October 4, 2004.

                  (d)(6) Sub-Advisory Agreement between Constellation Investment Management Company LP and Pitcairn Investment Management, is incorporated by reference to Exhibit (d)(8) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (d)(7) Sub-Advisory Agreement between Constellation Investment Management Company LP and Oechsle International Advisors, LLC, is incorporated by reference to Exhibit (d)(9) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (d)(8) Sub-Advisory Agreement between Constellation Investment Management Company LP and The Boston Company Asset Management, LLC, is incorporated by reference to Exhibit (d)(10) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (d)(9) Sub-Advisory Agreement between Constellation Investment Management Company LP and Brandywine Asset Management, LLC, is incorporated by reference to Exhibit (d)(11) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (d)(10) Sub-Advisory Agreement between Constellation Investment Management Company LP and Sands Capital Management, Inc., is incorporated by reference to Exhibit (d)(12) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (e)(1) Underwriting Agreement is incorporated by reference to Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the SEC on June 28, 1996.

                  (e)(2) Distribution Agreement between the Registrant and Constellation Investment Distributors, Inc., is incorporated by reference to Exhibit (e)(2) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (f)      Not applicable.

                  (g) Custodian Agreement between the Registrant and PFPC Trust Company, is incorporated by reference to Exhibit (g) to the Registrant's Post-Effective Amendment as filed with the SEC on January 28, 2003.

                  (h)(1) Administrative Services Contract, is incorporated by reference to Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the SEC on June 28, 1996.

                  (h)(2)   Services Agreement, is incorporated by reference to
                           Exhibit 9(b) of the Registrant's Post-Effective Amendment No. 3 as filed with the SEC on June 28, 1996.

                  (h)(3) Administration Agreement between the Registrant and Constellation Investment Management Company LP is incorporated by reference to Exhibit (h)(3) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (h)(4) Sub-Administration Agreement between the Constellation Investment Management Company and SEI Global Funds is incorporated by reference to Exhibit
                           (h)(4) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (h)(5) Transfer Agency Agreement between the Registrant and DST Systems, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the SEC on October 1, 1998.

                  (h)(5) Shareholder Service Plan with respect to the Class A and Class C shares is incorporated by reference to the Registrant's Post-Effective Amendment No. 12 as filed with the SEC on August 9, 2000.

                  (h)(6) Fee Waiver Agreement between the Registrant and Constellation Investment Management Company LP dated March 5, 2004 is incorporated by reference to Exhibit
                           (h)(6) to the Registrant's Post-Effective Amendment No. 18 as filed with the SEC on May 3, 2004.

                  (h)(7) Fee Waiver Agreement between the Registrant and Constellation Investment Management Company LP dated June 14, 2004, with respect to the Pitcairn Funds, is incorporated by reference to Exhibit (h)(7) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (h)(8) Fee Waiver Agreement between the Registrant and Constellation Investment Management Company LP with respect to the HLAM Large Cap Quality Growth Fund, is incorporated by reference to Exhibit (h)(8) to the Registrant's Post-Effective Amendment No. 22 as filed with the SEC on October 4, 2004.

                  (h)(9) Fee Waiver Agreement between the Registrant and Constellation Investment Management Company LP with respect to the Constellation TIP Midcap Core Fund, is filed herewith..

                  (i) Opinion and Consent of Counsel is incorporated by reference to the Registrant's Post-Effective Amendment No. 16 as filed with the SEC on January 27, 2004.

                  (j) Consent of Independent Auditors to be completed by Amendment.

                  (k)      Not applicable.

                  (l)      Not applicable.

                  (m) Distribution Plan with respect to the Class II Shares is incorporated by reference to Exhibit (m) to the Registrant's Post-Effective Amendment No. 18 as filed with the SEC on May 3, 2004.

                  (n)      Not applicable.

                  (o) Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (o) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (p)(1) Code of Ethics for the Registrant is incorporated by reference to the Registrant's Post-Effective Amendment No. 12 as filed with the SEC on August 9, 2000.

                  (p)(2) Code of Ethics for Constellation Investment Management Company LP is incorporated by reference to Exhibit (p)(2) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (p)(3) Code of Ethics for Turner Investment Partners, Inc. is incorporated by reference to Exhibit (p)(3) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (p)(4) Code of Ethics for Clover Capital Management, Inc. is incorporated by reference to Exhibit (p)(4) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (p)(5) Code of Ethics for Chartwell Investment Partners is incorporated by reference to Exhibit (p)(5) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (p)(6) Code of Ethics for Constellation Investment Distributors, Inc., is incorporated by reference to Exhibit (p)(6) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (p)(7) Code of Ethics for Hilliard-Lyons Asset Management is incorporated by reference to Exhibit (p)(7) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (p)(8) Code of Ethics for Pitcairn Investment Management, is incorporated by reference to Exhibit (p)(8) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (p)(9) Code of Ethics for Oeschle International Advisors, LLC, is incorporated by reference to Exhibit (p)(9) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (p)(10) Code of Ethics for The Boston Company Asset Management, LLC, is incorporated by reference to Exhibit (p)(10) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (p)(11) Code of Ethics for Brandywine Asset Management, LLC, is incorporated by reference to Exhibit (p)(11) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (p)(12) Code of Ethics for Sands Capital Management, is incorporated by reference to Exhibit (p)(12) to the Registrant's Post-Effective Amendment No. 21 as filed with the SEC on August 6, 2004.

                  (q)(1) Powers of Attorney for Alfred C. Salvato, Ronald W. Filante, John H. Grady and Peter Golden is incorporated by reference to Exhibit (q) to the Registrant's Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

                  (q)(2) Power of Attorney for Janet F. Sansone, is incorporated by reference to Exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 19 as filed with the SEC on May 17, 2004.

Item 23.  Persons Controlled by or Under Common Control with Registrant:

                  See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

Item 24.  Indemnification:

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 25.  Business and Other Connections of Investment Adviser:

ADVISERS

Constellation Investment Management Company LP
----------------------------------------------

Constellation Investment Management Company LP ("CIMCO") is investment adviser for the, Financial Services Fund, Core Growth Fund, Small Cap Value Opportunities Fund, Healthcare & Biotechnology Fund, Large Cap Value Fund, Midcap Value Fund, Small Cap Value Fund, Core Fixed Income Fund, Ultra Short Duration Fixed Income Fund, Short Duration Fixed Income Fund, High Yield Fund, Strategic Value and High Income Fund, Pitcairn Diversified Value, Pitcairn Select Value, Pitcairn Diversified Growth, Pitcairn Small Cap, Pitcairn Family Heritage(R), Pitcairn Taxable Bond, Pitcairn Tax-Exempt Bond, International Equity HLAM Large Cap Value and HLAM Large Cap Quality Growth Funds. The principal address for CIMCO is 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312. CIMCO is an investment adviser registered under the Advisers Act.


NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
John H. Grady                          Constellation Investment                 President
President and                          Distribution Company, Inc.
Chief Executive Officer

Hans David Specht
Vice President, Finance

Antoinette Corneila Robbins
Vice President and Corporate
Counsel

Francis Joseph                         Old Mutual Asset Managers                Formerly, Senior Vice President for
Executive Vice President,                                                       Distribution for the Pilgrim Baxter
Distribution                                                                    division

Amy Denise Duling
Executive Vice President,
Marketing and Product Management




Turner Investment Partners, Inc.
--------------------------------
Turner Investment Partners, Inc. ("Turner") is the investment sub-adviser for the Financial Services Fund, Healthcare &Biotechnology Fund, Core Growth Fund, and Small Cap Value Opportunities Fund. The principal address of Turner is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.


NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
Thomas R. Trala                        Turner Funds                             Director
President


Michael R. Thompson                        --                                       --
Marketing Director, Assistant
Secretary

                                       Turner Investment Distributors, Inc.

Thomas R. Trala                                                                 Chief Financial Officer
CFO, Treasurer                         Ascendant Capital Partners, Inc.
                                                                                Managing Member & Chief Financial
                                                                                Officer
                                       ACP Strategic Opportunities Fund II,
                                       LLC                                      Treasurer & Chief Financial Officer

                                       ACP Continuum Return Fund II, LLC
                                                                                Treasurer & Chief Financial Officer
                                       Turner Investment Management, LLC
                                                                                Managing Member & Treasurer
                                       Westlakes Institutional Portfolios
                                                                                Treasurer & Chief Financial Officer

Mark D. Turner
Vice Chairman, Senior Portfolio        None                                     None
Manager

Robert E. Turner, Jr.                  Episcopal Academy                        Trustee
Chairman, Chief Investment Officer -   Merion, PA
Growth Equities
                                       Bradley University                       Trustee
                                       Peoria, IL

                                       Turner Funds                             Trustee



Clover Capital Management, Inc.
-------------------------------
Clover Capital Management, Inc. ("Clover") is the investment sub-adviser for the Large Cap Value, Core Value, Small Cap Value, Income Plus and Core Fixed Income Funds. The principal address of Clover is 400 Meridian Centre, Ste 200, Rochester, NY 14618. Clover is an investment adviser registered under the Advisors Act.


NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
James G. Gould                         WealthNet LLC                            President, Director
Director & President

Richard J. Huxley                      None                                     None
Director of Fixed Income

Geoffrey H. Rosenberger                None                                     None
Managing Director, Exec VP,
Treasurer & Secretary

Stephen Carl                           None                                     None
Chief Operating Officer and
General Counsel


Chartwell Investment Partners
-----------------------------
Chartwell Investment Partners ("Chartwell") is the investment sub-adviser for the Ultra Short Duration Fixed Income Fund, Short Duration Fixed Income Fund and High Yield Fund. The principal address of Chartwell is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312 Chartwell is an investment adviser registered under the Advisors Act.


NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
Michael J. McCloskey
Managing Partner, Director
of Client Services & Marketing

Kevin A. Melich
Managing Partner/
Portfolio Manager

Bernard P. Schaffer
Managing Partner/
Portfolio Manager

Edward N. Antoian                      Zeke, L.P.                               General Partner
Managing Partner/
Portfolio Manager

Timothy J. Riddle
Managing Partner/
Chief Operating Officer

David C. Dalrymple
Managing Partner/
Portfolio Manager

Winthrop S. Jessup
Managing Partner, President

Harold A. Ofstie
Managing Partner/
Portfolio Manager

Michael D. Jones
Managing Partner/
Portfolio Manager

Leslie M. Varrelman
Partner, Director of
Fixed Income

Michael T. Kennedy                     Bobcat Partners                          Indirect Limited Partner

John P. McNiff                         Bobcat Partners                          Indirect Limited Partner

George H. Burwell
Partner, Portolio Manager

G. Gregory Hagar
Partner, CFO

Bobcat Partners                        Maverick Partners                        General Partner

Michael J. Nalevanko
Partner, Head Trader

Babak Zenouzi
Partner, Portfolio Manager

Maria E. Pollack
Partner, Director of Client
Administration


Pitcairn Investment Management
------------------------------
Pitcairn Investment Management ("Pitcairn") is the investment sub-adviser for the Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Pitcairn Taxable Bond and Constellation Pitcairn Tax-Exempt Bond Funds. The principal address of Pitcairn is One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046. Pitcairn is an investment adviser registered under the Advisors Act.


NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
Feodor U. Pitcairn
Director

James L. Kermes
Director

Jerry D. Sullivan
Director

                                       xi

Brandywine Asset Management, LLC
--------------------------------
Brandywine Asset Maangement, LLC ("Brandywine") is an investment sub-adviser for the Consetllation International Equity Fund. The principal address of Brandywine is 3 Christiana Centre, Suite 1200 201 N. Walnut St,Wilmington, DE 19801. Brandywine is an investment adviser registered under the Advisers Act.



NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
Thomas C. Merchant                     Legg-Mason Wood Walker, Incorpoated      Vice President, Deputy General
Assistant Secretary.                                                            Counsel and Assistant Secretary

                                       Legg Mason Funding Corp                  Vice President and Secretary

                                       Legg Mason, Inc.                         Assistant Secretary and Deputy
                                                                                General Counsel

                                       Legg-Mason Focus Capita, Inc.            Assistant Secretary

                                       Legg Mason LM Tower                      Assistant Secretary

                                       Legg Mason Fund Services Inc.            Assistant Secretary

                                       Legg Mason Realty Group, Inc.            Assistant Secretary

                                       Legg Mason Realty Capital, Inc.          Assistant Secretary

                                       Legg Mason Mortgage Capital              Assistant Secretary
                                       Corporation

                                       Legg Mason Real Estate Securities        Assistant Secretary
                                       Advisors, Inc.

                                       Legg Mason Capital Management, Inc.      Secretary

                                       Legg Mason Funds Management, Inc.        Secretary

                                       Legg Mason Commercial Real Estate        Secretary
                                       Service, Inc.

                                       Legg Mason Merchant Banking, Inc.        Secretary

                                       Legg Mason Properties, Inc.              Secretary

                                       Legg Mason Real Estate Investors,        Secretary
                                       Inc.
 ------------------------------------------------------------------------------------------------------------------
 Robert F. Price                       Legg Mason, Inc.                         Vice President, General Counsel and
 Secretary                                                                      Secretary

                                       Legg Mason Wood Walker, Incorporated     Senior Vice President and Secretary

                                       Legg Mason Focus Capital, Inc.           Secretary

                                       Legg Mason Real estate Services,         Secretary
                                       Inc.

                                       Legg Mason LM Tower                      Secretary

                                       Legg Mason Financial Services, Inc.      Secretary

                                       Legg Mason Mortgage Capital              Secretary
                                       Corporation

                                       Legg Mason Realty Group, Inc.            Secretary
                                       Legg Mason Realty Capital, Inc.          Secretary
------------------------------------------------------------------------------------------------------------------
Edward A. Taber III                    Legg Mason Inc.                          Senior Executive Vice President and
Manager                                                                         Head of Institutional Asset
                                                                                Management

                                       Legg Mason Asset Management (Asia)       Director
                                       Pte. Ltd

                                       Legg Mason Capital Management            Director

                                       Legg Mason Fund Advisors, Inc.           Director

                                       Legg Mason Real Estate Investors,        Director
                                       Inc.

                                       Legg Mason Canada                        Director

                                       Western Asset Management Company         Director
                                       Limited
------------------------------------------------------------------------------------------------------------------

Sands Capital Management, Inc.
------------------------------
Sands Capital Management, Inc. ("Sands Capital") is a sub-adviser for the Constellation Sands Select Growth Fund. The principal business address of Sands Capital is 1100 Wilson Blvd., Suite 3050, Arlington, VA 2209. Sands Capital is an investment adviser registered under the Advisers Act.



NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
Frank M. Sands, Sr. CFA
President, Chief Investment
Officer, Director
------------------------------------------------------------------------------------------------------------------
William L. Johnson
Senior Vice President, Treasurer
------------------------------------------------------------------------------------------------------------------
Marjorie R. Sands
Director
------------------------------------------------------------------------------------------------------------------
Robert C. Puff, Jr.
Director
------------------------------------------------------------------------------------------------------------------

Oechsle International Advisors, LLC
-----------------------------------
Oechsle International Advisors LLC ("Oechsle") is a sub-adviser for the Constellation International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.



NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
Singleton Dewey Keesler
CIO and Managing Principal
------------------------------------------------------------------------------------------------------------------
Stephen P. Langer
Executive Managing
Principal/Director of Marketing
------------------------------------------------------------------------------------------------------------------
Lawrence Sean Roche
COO and Managing Principal
------------------------------------------------------------------------------------------------------------------
Warren Walker                          Oechsle International Advisors, Ltd.     Portfolio Manager
Executive Managing Principal
------------------------------------------------------------------------------------------------------------------
Steven Henry Schaefer                  Oechsle International Advisors, Ltd.     Managing Director
Managing Principal
------------------------------------------------------------------------------------------------------------------
Paula Nicole Drake
General Counsel/Principal
------------------------------------------------------------------------------------------------------------------
Martin G. Dyer
Director of Compliance
------------------------------------------------------------------------------------------------------------------
Steven James Butters
Marketing Officer
------------------------------------------------------------------------------------------------------------------
Kathleen Mary Harris
Principal/Portfolio Manager
------------------------------------------------------------------------------------------------------------------
John G. Power, III
Senior Vice President
------------------------------------------------------------------------------------------------------------------
James P. MacMillan
Principal, Marketing and Client
Service
------------------------------------------------------------------------------------------------------------------

The Boston Company Asset Management, LLC
----------------------------------------
The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Constellation International Equity Fund. The principal business address of The Boston Company is One Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.


NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
Francis D. Antin                       Mellon Growth Advisors LLC               President, CEO
Chief Executive Officer,
Director
------------------------------------------------------------------------------------------------------------------
                                       Boston Safe Deposit and Trust            Senior Vice President
                                       Company

                                       TBCAM Holdings, LLC                      Director
------------------------------------------------------------------------------------------------------------------
Corey Griffin                          Boston Safe Deposit and Trust            Senior Vice President
CEO, Director                          Company
------------------------------------------------------------------------------------------------------------------
                                       TBCAM Holdings, LCC                      Director
                                       The Boston Company                       President and CEO
                                       Asset Management, LLC
------------------------------------------------------------------------------------------------------------------
Stephen Canter                         Dreyfus Corporation                      CEO, COO, Chairman of the Board
Director
                                                                                Director, Chairman, President, CEO

                                       Dreyfus Trust Company                    Director

                                       Newton Management Limited                Director

                                       Franklin Portfolio Associates, LLC       Director

                                       Franklin Portfolio Holdings, Inc.        Director

                                       TBCAM Holdings, LCC                      Director

                                       Mellon Capital Management Corp

                                       Mellon Growth Advisers                   Member of Board of Managers

                                       Mellon Financial Corp                    Vice Chairman

                                       Mellon Equity Associates, LLP            Executive Committee

                                       Mellon Bond Associates, LLP              Executive Committee

                                       Founders Asset Management, LLC           Member of Board of Managers
------------------------------------------------------------------------------------------------------------------


NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
John Nagoniak                          Franklin Portfolio Holdings, LLC         Director
Director
                                       Mellon Equity Associates, LLP            Director

                                       Mellon Bond Associates, LLP              Director

                                       Certus Asset Advisors Corporation        Director

                                       TBCAM Holdings LLC                       Director

                                       Mellon Capital Management Corp.

                                       Newton Investment Management Limited     Director

                                       Standish Mellon Asset Management LLC     Director

                                       Standish Mellon Asset Management         Member of Board of Managers
                                       Holdings LLC
------------------------------------------------------------------------------------------------------------------
Ronald O'Hanley                        Mellon Financial Corporation             Vice Chairman
Director
                                       Mellon Growth Advisors                   Director

                                       Newton Asset Management                  Director

                                       Mellon Capital Management                Director

                                       Standish Mellon Asset Management LLC     Director

                                       Certus Advisors                          Director

                                       Prime Advisors                           Director
                                       Franklin Portfolio Associates            Director

                                       Mellon Bond Associates, LLP              Director

                                       Mellon Equity Associates, LLP            Director

                                       TBCAM Holdings LLC                       Director

                                       Mellon Global Investments                Director
------------------------------------------------------------------------------------------------------------------
Peter Higgins                          TBCAM Holdings, LLC                      Director
Director
                                       Boston Safe Deposit and Trust            Vice President
                                       Company

                                       The Dreyfus Corproation                  Portfolio Manager
------------------------------------------------------------------------------------------------------------------
David K. Henry                         Boston Safe Deposit and Trust            Senior Vice President
Senior Vice President                  Company

                                       The Dreyfus Corporation                  Portfolio Manager

                                       The Boston Company Asset                 Senior Vice President
                                       Management, LLC
------------------------------------------------------------------------------------------------------------------
Carolyn Kedersha                       The Dreyfus Corporation                  Portfolio Manager
Senior Vice President
                                       The Boston Company Asset                 Senior Vice President
                                       Management, LLC
------------------------------------------------------------------------------------------------------------------

Hilliard-Lyons Asset Management
-------------------------------
Hilliard-Lyons Asset Management ("HLAM") serves as sub-adviser for the Constellation HLAM Large Cap Value Fund and the Constellation HLAM Large Cap Quality Growth Fund. The principal business address for HLAM is Hilliard Lyons Center, 501 South Fourth Street, Louisville, KY 40202. HLAM is a registered investment adviser under the Advisers Act.



NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
------------------------------------------------------------------------------------------------------------------
James M. Rodgers
Executive Vice President, Chief
Operating Officer and Director
------------------------------------------------------------------------------------------------------------------
James R. Allen
Chairman and Chief Executive Officer
------------------------------------------------------------------------------------------------------------------
Thomas K. Whitford
Director, Executive Vice President
and Chief Risk Officer
------------------------------------------------------------------------------------------------------------------
Raul J. Moretti
Executive Vice President and Chief
Financial Officer
------------------------------------------------------------------------------------------------------------------
Kenneth L. Wagner
Senior Vice President and Secretary
------------------------------------------------------------------------------------------------------------------
William S. Demchak                     Black Rock, Inc.                         Director
Director, Vice Chairman and Chief
Finance Officer
------------------------------------------------------------------------------------------------------------------
Joseph C. Guyaux                       DQE                                      Director
Director, President
------------------------------------------------------------------------------------------------------------------
Joan L. Gulley
Director, Chief Executive Officer
------------------------------------------------------------------------------------------------------------------
John R. Bugh
Executive Vice President and
Director of Branch Administration
------------------------------------------------------------------------------------------------------------------
Carmella R. Miller
Director, Executive Vice President,
and Chief Administrative Officer
------------------------------------------------------------------------------------------------------------------
Michael N. Harreld
Director, Regional President
------------------------------------------------------------------------------------------------------------------


Item 26

Not applicable

Item 27. Location of Accounts and Records.

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  PFPC Trust Company
                  8800  Tinicum Blvd, 3rd Flr
                  Philadelphia, PA 19153
                  Philadelphia, Pennsylvania  19101

         (b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
         (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's
         Administrator: and Sub-Administrator

                  Constellation Investment Management Company, LP. 1205 Westlakes Drive, Suite 280
                  Berwyn, Pennsylvania 19312

                  SEI Investments Mutual Funds Services
                  One Freedom Valley Drive
                  Oaks, Pennsylvania, 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Advisers:

                  Turner Investment Partners, Inc.
                  1205 Westlakes Drive, Suite 100
                  Berwyn, Pennsylvania  19312

                  Constellation Investment Management Company LP
                  1205 Westlakes Drive, Suite 280
                  Berwyn, Pennsylvania  19312

                  Clover Capital Management, Inc.
                  400 Meridian Centre, Ste 200
                  Rochester, NY 14618

                  Chartwell Investment Partners
                  1235 Westlakes Drive Suite 400
                  Berwyn, PA 19312

                  Pitcairn Investment Management
                  One Pitcairn Place, Suite 3000
                  165 Township Line Road,
                  Jenkintown, PA 19046

                  Oechsle International Advisors, LLC
                  One International Place, 23rd Floor
                  Boston, MA 02110

                  The Boston Company Asset Management, LLC
                  Mellon Financial Center
                  One Boston Place
                  Boston, MA 02108

                  Brandywine Asset Management, LLC
                  3 Christiana Centre, Suite 1200
                  201 N. Walnut St
                  Wilmington, DE 19801

                  Sands Capital Management, Inc.
                  1100 Wilson Blvd, Suite 3050
                  Arlington, VA 22209

                  Hilliard Lyons Asset Management
                  Hilliard Lyons Center
                  501 South Fourth Street
                  Louisville, KY 40202

Item 28.  Management Services: None

Item 29.  Undertakings: None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 24 to Registration Statement No. 33-70958 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 22nd day of December, 2004.

                                                     CONSTELLATION FUNDS


                                                     By: /s/ John H. Grady
                                                         -----------------------
                                                         John H. Grady
                                                         President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              *                        Trustee                 December 22, 2004
----------------------------
Alfred C. Salvato


              *                        Trustee                 December 22, 2004
----------------------------
Ronald W. Filante

              *                        Trustee                 December 22, 2004
----------------------------
Janet F. Sansone

/s/ John H. Grady                      Trustee and             December 22, 2004
----------------------------           President
John H. Grady

              *                        Controller and          December 22, 2004
----------------------------           Chief Financial
Peter Golden                           Officer

* By: /s/ John H. Grady
      ----------------------
      John H. Grady
      Attorney-in-Fact  (Pursuant to Power of Attorney

                                     xviii

                                  EXHIBIT INDEX

Name                                                              Exhibit Number
--------------------------------------------------------------------------------
Investment Management Agreement between                            EX-99.B(d)(1)
the Registrant and Constellation Investment
Management Company, LP

Investment Sub-Advisory Agreement between                          EX-99.B(d)(2)
Constellation Investment Management Company LP and Turner
Investment Partners, Inc.

Fee Waiver Agreement between the Registrant                        EX-99.B(h)(9)
and Constellation Investment Management Company
LP on behalf of the Constellation TIP Midcap Core Fund


                                      xix